Segment Disclosure - Net Sales and Long-lived Assets by Geographic Region (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Segment Reporting Information [Line Items]
Long-lived assets		€ 1,589.5	€ 1,600.8	[1],[2]	€ 1,687.2	[2]
Net Sales	[2]	10,944.0	8,962.7	[3]	6,875.1	[3]
Japan [Member]
Segment Reporting Information [Line Items]
Long-lived assets		8.2	3.4	[2]	4.3	[2]
Net Sales	[2]	567.6	404.3		415.1
Korea [Member]
Segment Reporting Information [Line Items]
Long-lived assets		24.6	23.2	[2]	17.3	[2]
Net Sales	[2]	3,725.1	3,031.4		1,594.3
Singapore [Member]
Segment Reporting Information [Line Items]
Long-lived assets		1.1	0.8	[2]	0.8	[2]
Net Sales	[2]	222.5	163.7		245.6
Taiwan [Member]
Segment Reporting Information [Line Items]
Long-lived assets		96.5	88.1	[2]	125.4	[2]
Net Sales	[2]	1,989.5	2,096.7		2,140.3
CHINA
Segment Reporting Information [Line Items]
Long-lived assets		16.2	4.1	[2]	3.2	[2]
Net Sales	[2]	1,842.8	919.5		758.2
Rest of Asia [Member]
Segment Reporting Information [Line Items]
Long-lived assets		0.4	3.0	[2]	2.8	[2]
Net Sales	[2]	1.9	3.5		26.7
Netherlands [Member]
Segment Reporting Information [Line Items]
Long-lived assets		1,113.8	1,186.0	[2]	1,201.4	[2]
Net Sales	[2]	1.2	4.0		1.1
Rest of Europe [Member]
Segment Reporting Information [Line Items]
Long-lived assets		5.1	5.0	[2]	4.1	[2]
Net Sales	[2]	631.7	921.5		606.3
United States [Member]
Segment Reporting Information [Line Items]
Long-lived assets		323.6	287.2	[2]	327.9	[2]
Net Sales	[2]	€ 1,961.7	€ 1,418.1		€ 1,087.5

[1]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[2]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[3]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.